SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA
 ----------------------------   -----------------------    -----------------
         [Signature]                [City, State]               [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                  -------------------------

Form 13F Information Table Entry Total:                   122
                                                  -------------------------

Form 13F Information Table Value Total:                  244,126
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------

totals                             122          244126  5887470      5887470                                              5887470


COCA COLA CO COM                   191216100     13242       217553   217553                                               217553
PRICE T ROWE GROUP INC COM         74144T108     11417       228340   228340                                               228340
EXXON MOBIL CORP COM               30231G102     10841       128178   128178                                               128178
JOHNSON & JOHNSON COM              478160104      8693       134014   134014                                               134014
Various                            n/a            7670       211463   211463                                               211463
CONOCOPHILLIPS COM                 20825C104      7541        98948    98948                                                98948
CHURCH & DWIGHT INC COM            171340102      7398       136400   136400                                               136400
ISHARES TR DJ US INDEX FD          464287846      7118       110469   110469                                               110469
GENERAL ELECTRIC CO COM            369604103      6430       173734   173734                                               173734
INTERNATIONAL GAME TECHNOLOG COM   459902102      5981       148750   148750                                               148750
BERKSHIRE HATHAWAY INC DEL CL B    084670207      5520         1234     1234                                                 1234
MICROSOFT CORP COM                 594918104      5216       183804   183804                                               183804
BANK OF AMERICA CORPORATION COM    060505104      5026       132578   132578                                               132578
AMERICAN EXPRESS CO COM            025816109      4955       113329   113329                                               113329
PROCTER & GAMBLE CO COM            742718109      4785        68296    68296                                                68296
GENERAL DYNAMICS CORP COM          369550108      4665        55950    55950                                                55950
LINCOLN NATL CORP IND COM          534187109      4529        87089    87089                                                87089
ZIMMER HLDGS INC COM               98956P102      4231        54340    54340                                                54340
FEDEX CORP COM                     31428X106      3880        41866    41866                                                41866
PEABODY ENERGY CORP COM            704549104      3853        75550    75550                                                75550
AGL RES INC COM                    001204106      3263        95076    95076                                                95076
MEDCO HEALTH SOLUTIONS INC COM     58405U102      3085        70460    70460                                                70460
3M CO COM                          88579Y101      3051        38548    38548                                                38548
PAYCHEX INC COM                    704326107      3031        88466    88466                                                88466
BROWN FORMAN CORP CL B             115637209      3026        45700    45700                                                45700
INTERNATIONAL BUSINESS MACHS COM   459200101      2988        25955    25955                                                25955
SUNRISE SENIOR LIVING INC COM      86768K106      2923       131200   131200                                               131200
BHP BILLITON LTD SPONSORED ADR     088606108      2799        42500    42500                                                42500
SCHWAB CHARLES CORP NEW COM        808513105      2741       145580   145580                                               145580
MERCK & CO INC COM                 589331107      2672        70410    70410                                                70410
ROYAL DUTCH SHELL PLC SPONS ADR A  780259206      2657        38519    38519                                                38519
SELECT SECTOR SPDR TR SBI
  INT-ENERGY                       81369Y506      2545        34365    34365                                                34365
NEWMONT MINING CORP COM            651639106      2537        56000    56000                                                56000
SHAW GROUP INC COM                 820280105      2317        49150    49150                                                49150
DEERE & CO COM                     244199105      2301        28600    28600                                                28600
PEPSICO INC COM                    713448108      2119        29350    29350                                                29350
SELECT SECTOR SPDR TR SBI INT-TECH 81369Y803      2059        91900    91900                                                91900
EQUITY RESIDENTIAL SH BEN INT      29476L107      2009        48414    48414                                                48414
CHATTEM INC COM                    162456107      1994        30050    30050                                                30050
CLARCOR INC COM                    179895107      1959        55100    55100                                                55100
DISNEY WALT CO COM DISNEY          254687106      1848        58890    58890                                                58890
RIO TINTO PLC SPONSORED ADR        767204100      1771         4300     4300                                                 4300
HCP INC COM                        40414L109      1727        51074    51074                                                51074
MEDIACOM COMMUNICATIONS CORP CL A  58446K105      1721       397484   397484                                               397484
COUSINS PPTYS INC COM              222795106      1695        68600    68600                                                68600
CONSOLIDATED WATER CO INC ORD      G23773107      1635        74200    74200                                                74200
MORGAN STANLEY INDIA INVS FD COM   61745C105      1617        42665    42665                                                42665
AT&T INC COM                       00206R102      1615        42168    42168                                                42168
SPDR TR UNIT SER 1                 78462F103      1586        12019    12019                                                12019
WACHOVIA CORP NEW COM              929903102      1583        58629    58629                                                58629
IDEXX LABS INC COM                 45168D104      1478        30000    30000                                                30000
SUNTRUST BKS INC COM               867914103      1460        26477    26477                                                26477
ST JOE CO COM                      790148100      1391        32400    32400                                                32400
CISCO SYS INC COM                  17275R102      1331        55260    55260                                                55260
POWERSHARES ETF TRUST
  WATER RESOURCE                   73935X575      1303        67700    67700                                                67700
CARNIVAL CORP PAIRED CTF           143658300      1267        31300    31300                                                31300
CAMECO CORP COM                    13321L108      1232        37410    37410                                                37410
AMERICAN INTL GROUP INC COM        026874107      1195        27641    27641                                                27641
UNITED TECHNOLOGIES CORP COM       913017109      1160        16850    16850                                                16850
BARRICK GOLD CORP COM              067901108      1117        25700    25700                                                25700
HERSHEY CO COM                     427866108      1092        29000    29000                                                29000
DUKE REALTY CORP COM NEW           264411505      1079        47300    47300                                                47300
COLONIAL PPTYS TR COM SH BEN INT   195872106      1044        43403    43403                                                43403
HONEYWELL INTL INC COM             438516106      1027        18200    18200                                                18200
TEXAS PAC LD TR SUB CTF PROP I T   882610108       951        23050    23050                                                23050
STERICYCLE INC COM                 858912108       948        18400    18400                                                18400
WATTS WATER TECHNOLOGIES INC CL A  942749102       945        33700    33700                                                33700
FOREST LABS INC COM                345838106       892        22300    22300                                                22300
AFLAC INC COM                      001055102       872        13425    13425                                                13425
GREATER CHINA FD INC COM           39167B102       868        47544    47544                                                47544
TIB FINL CORP COM                  872449103       848       106000   106000                                               106000
ANHEUSER BUSCH COS INC COM         035229103       771        16240    16240                                                16240
REGIONS FINANCIAL CORP NEW COM     7591EP100       758        38397    38397                                                38397
KIMBERLY CLARK CORP COM            494368103       750        11612    11612                                                11612
SCHLUMBERGER LTD COM               806857108       687         7900     7900                                                 7900
CHEVRON CORP NEW COM               166764100       670         7850     7850                                                 7850
POTASH CORP SASK INC COM           73755L107       636         4100     4100                                                 4100
SOUTHERN CO COM                    842587107       583        16365    16365                                                16365
DUKE ENERGY CORP NEW COM           26441C105       578        32370    32370                                                32370
PFIZER INC COM                     717081103       534        25517    25517                                                25517
PIMCO CORPORATE OPP FD COM         72201B101       521        36400    36400                                                36400
E M C CORP MASS COM                268648102       521        36300    36300                                                36300
JOHNSON CTLS INC COM               478366107       507        15000    15000                                                15000
HOME DEPOT INC COM                 437076102       504        18025    18025                                                18025
ABBOTT LABS COM                    002824100       496         9000     9000                                                 9000
PETROCHINA CO LTD SPONSORED ADR    71646E100       476         3800     3800                                                 3800
WASTE MGMT INC DEL COM             94106L109       453        13500    13500                                                13500
EMERSON ELEC CO COM                291011104       443         8600     8600                                                 8600
SWISS HELVETIA FD INC COM          870875101       440        27133    27133                                                27133
MEDICAL PPTYS TRUST INC COM        58463J304       437        38600    38600                                                38600
POWERSHARES ETF TRUST DYNA
  BUYBK ACH                        73935X286       437        20300    20300                                                20300
GENUINE PARTS CO COM               372460105       426        10600    10600                                                10600
COGDELL SPENCER INC COM            19238U107       424        27000    27000                                                27000
JP MORGAN CHASE & CO COM           46625H100       369         8588     8588                                                 8588
CERADYNE INC COM                   156710105       364        11400    11400                                                11400
AMERIPRISE FINL INC COM            03076C106       361         6960     6960                                                 6960
FPL GROUP INC COM                  302571104       359         5726     5726                                                 5726
DOVER CORP COM                     260003108       334         8000     8000                                                 8000
CROSS TIMBERS RTY TR TR UNIT       22757R109       331         6750     6750                                                 6750
THERMO FISHER SCIENTIFIC INC COM   883556102       318         5600     5600                                                 5600
EXELON CORP COM                    30161N101       293         3600     3600                                                 3600
HARLEY DAVIDSON INC COM            412822108       289         7700     7700                                                 7700
ALLERGAN INC COM                   018490102       276         4900     4900                                                 4900
INTUIT COM                         461202103       265         9800     9800                                                 9800
LAS VEGAS SANDS CORP COM           517834107       261         3550     3550                                                 3550
POLARIS INDS INC COM               731068102       252         6134     6134                                                 6134
CAMDEN NATL CORP COM               133034108       242         7200     7200                                                 7200
JOY GLOBAL INC COM                 481165108       228         3500     3500                                                 3500
NAVTEQ CORP COM                    63936L100       224         3300     3300                                                 3300
DIEBOLD INC COM                    253651103       218         5800     5800                                                 5800
SCANA CORP NEW COM                 80589M102       205         5600     5600                                                 5600
ARCHER DANIELS MIDLAND CO COM      039483102       202         4900     4900                                                 4900
INTEL CORP COM                     458140100       201         9500     9500                                                 9500
BOEING CO COM                      097023105       201         2700     2700                                                 2700
NOVELL INC COM                     670006105       189        30000    30000                                                30000
INTERNAP NETWORK SVCS CORP
  COM PAR $.001                    45885A300       155        31176    31176                                                31176
TIME WARNER INC COM                887317105       154        11000    11000                                                11000
MACROVISION CORP COM               555904101       143        10600    10600                                                10600
FIDELITY SOUTHERN CORP NEW COM     316394105        89        10560    10560                                                10560
BEVERLY HILLS BANCORP DEL COM      087866109        78        31000    31000                                                31000
LSI CORPORATION COM                502161102        74        15000    15000                                                15000
SIRIUS SATELLITE RADIO INC COM     82966U103        34        12000    12000                                                12000